RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Mar. 27, 2013
RELATED PARTY TRANSACTIONS
Debt under the Credit Facility Agreement	$ 2,250,000
Shares issued to Sheldon Finkel	750,000
Fee obligation of inital loan commitment, payable to Sheldon Finkel	15.00%
Converted Series A stock into common stock	1,500,000
Principal balance paid to Sheldon Finkel	1,688,250
Notes Payable, Related Parties	486,250
Shares of Contiental		9,474,759		9,474,759		9,474,759		3,685,000
Continental's ownership in Pershing		28.54%		28.54%		28.54%
Shares issued for payment of Continental's accrued legal fees		250,000
Issuance of Common Stock for Expenses Adjustment		170,614	170,614	170,614		170,614	170,614
Payments for Continental Expenses		93,640
Distribution to former parent company		611,589	606,339	(611,589)			517,949
Due from equity method investor (former Parent Company)		$ 0		$ 0	$ 347,335	$ 0